Provisions_Others (Details)	12 Months Ended
Dec. 31, 2018
Disclosure of contingent liabilities [Abstract]
Description of nature of obligation, contingent liabilities	The Group provides settlement services for payments in Korean Won to facilitate trade transactions between Korea and Iran. In connection with these services, the Group is currently being investigated by US government agencies including US prosecutors (United States Attorney's Office and New York State Attorney General's Office) as to whether the Group has violated United States laws by participating in prohibited transactions involving the following countries: Iran, Sudan, Syria and Cuba, which have been sanctioned by the US.